EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 25, 2013
Postemployment Benefits [Abstract]
EMPLOYEE BENEFIT PLANS

11. EMPLOYEE BENEFIT PLANS

The Company sponsors a defined contribution employee benefit plan that permits its employees, subject to certain eligibility requirements, to contribute up to 25% of their qualified compensation to the plan. The Company matches 100% of the employees’ contributions of the first 3% of the employees’ annual qualified compensation, and 50% of the employees’ contributions of the next 2% of the employees’ annual qualified compensation. The Company’s matching contribution immediately fully vests. The Company’s contributions to the plan for the years ended December 25, 2013, and December 26, 2012, were $447,000 and $396,000, respectively.